Deferred revenue	12 Months Ended
Dec. 31, 2024
Deferred revenue
Deferred revenue

Note 10 — Deferred revenue

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
Deferred revenue	58,293	620,000	84,940
Information about deferred revenue:
Revenue recognized that was included in unearned revenue as of January 1, 2023 and 2024	16,848	58,293	7,986